STATEMENTS OPERATION - Winvest Group Ltd [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Statement [Line Items]
Revenue		$ 89,260
Cost of sales		51,722
Gross profit		37,538
Operating expenses:
Administrative expenses	82,224	366,358
Amortization of intangible assets		210,505
Impairment of goodwill and intangible assets		1,810,116
Total operating expenses	82,224	2,386,890
Loss from operations	(82,224)	(2,349,442)
Other (expense) income:
Interest expense		(2,133)
Other income		130
Other expenses, net		(2,003)
Net loss	$ (82,224)	$ (2,351,445)
Basic and diluted loss per common share	$ (0.01)	$ (0.14)
Weighted average number of shares outstanding	14,432,264	17,077,183